OFFICES 2500 Wachovia Capitol Center Raleigh, North Carolina 27601 MARGARET N. ROSENFELD Direct Dial: (919) 821-6714 E-Mail: mrosenfeld@smithlaw.com	July 31, 2007	MAILING ADDRESS P.O. Box 2611 Raleigh, North Carolina 27602-2611 Telephone: (919) 821-1220 Facsimile: (919) 821-6800

VIA EDGAR

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, D.C. 20549

Re:	Smart Online, Inc. Amendment No. 4 to Registration Statement on Form S-1/A

Ladies and Gentlemen:

On behalf of our client, Smart Online, Inc. (the “Registrant”), we enclose for filing under the Securities Act of 1933, as amended, the Registrant’s Amendment No. 4 to Registration Statement on Form S-1/a, together with exhibits thereto (the “Registration Statement”) covering a proposed registration of 8,707,051 shares of the Registrant’s common stock to be resold by selling securityholders.

Thanks for your assistance and please feel free to contact me (919-821-6714) if you have any questions.

Sincerely yours, SMITH, ANDERSON, BLOUNT, DORSETT, MITCHELL & JERNIGAN, L.L.P. By: /s/ Margaret N. Rosenfeld

Enclosures

cc: James W. Gayton, Esq. (w/o enclosures)